Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Recurring Basis in Us Dollars In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2014 Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2014 Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 [Member] JPY (¥)
Assets―
Available-for-sale securities―equity securities	$ 36,425	¥ 3,751,011	¥ 1,309,923	$ 36,425	¥ 3,751,011	¥ 1,309,923